Note 7 - Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

NOTE 7 - LEASES

The Company's solar arrays sit on properties subject to long-term real estate leases (or similar agreements in the case of rooftop installations) with initial terms equal to the PPA and having one or more renewal options. Rental payments under the leases vary in type between fixed price, percentage of revenue, or, in the case of rooftop installations, no separate charge. The Company's current solar array installations are as follows:

Installation	Location	kW	Date	Term	Rent
Powerhouse One	Fayetteville, TN	3,000	Aug 2011	20 yr. + 2 5-yr renewals	4% of revenue
SunGen StepGuys	Alfred, ME	110	Sep 2009	25 yr. + 2 25-yr renewals	None

The Company recognized expenses of $6,645 and $4,258 in rent under the Powerhouse One lease in the three months ended March 31, 2015 and 2014, respectively.

In each case, the Company is obligated to remove such installations at the end of the lease terms. As the expected termination dates are decades off; there is little experience de-installing solar arrays anywhere in the world; and, costs are expected to be minimal; such removal costs have not been separately accounted for.

The Company maintains its headquarters in Dallas, Texas pursuant to a month-to-month lease at a cost of $500 per month.

NOTE 7 - LEASES

The Company's solar arrays sit on properties subject to long-term real estate leases (or similar agreements in the case of rooftop installations) with initial terms equal to the PPA and having one or more renewal options. Rental payments under the leases vary in type between fixed price, percentage of revenue, or, in the case of rooftop installations, no separate charge. The Company's current solar array installations are as follows:

Installation	Location	kWh	Date	Term	Rent
Powerhouse One	Fayetteville, TN	3,000	Aug 2011	20 yr. + 2 5-yr renewals	4% of revenue
SunGen Step Guys	Alfred, ME	110	Sep 2009	25 yr. + 2 25-yr renewals	None
SunGen Mill 77	Amesbury, MA	63	June 2010	25 yr. + 2 25-yr renewals	None

The Company recognized expenses of $38,894 and $11,086 in rent under the Powerhouse One lease in 2014 and 2013, respectively.

SunGen Mill 77

The SunGen Mill 77 ("Mill 77") facility is a rooftop project in Amesbury, MA acquired by the Company in September 2011. The project generated less than 1% of consolidated revenues in 2014. Due to record winter storms and snowstorms in Massachusetts in the December 2014 / January 2015 timeframe, their impact on the ongoing maintenance program including seemingly insurmountable roof leaks, and resulting tension with the landlord, the Company determined the Mill 77 project was no longer economically desirable and has arranged to uninstall the project. Costs to uninstall the project total approximately $18,000, and the write-off of the asset was $113,661. The actual removal of the project from the rooftop will occur when the weather permits. The agreement with the landlord to uninstall the project resolved all claims, if any, and relieved both parties of all future obligations.

The Company maintains its headquarters in Dallas, Texas pursuant to a month-to-month lease at a cost of $500 per month.